Equity-Based Awards - Weighted Average Assumptions Used to Estimate Fair Value of Stock Options Granted (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 21.33	$ 27.12	$ 22.64
Average risk-free interest rate	2.10%	1.81%	1.75%
Expected life	6 years 1 month 10 days	6 years 1 month 10 days	6 years 1 month 10 days
Implied volatility	22.02%	23.44%	27.29%
Dividend yield	2.64%	1.92%	1.60%